FAIR VALUE MEASUREMENTS (Details) - Schedule of Warrant Liability Measures - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Warrant Liability Measures [Line Items]
Change in fair value of private warrant liability measured with Level 3 inputs	$ 64	$ (2)	$ 145	$ (3)	$ 86	$ (1,017)
MORINGA ACQUISITION CORP [Member]
Schedule of Warrant Liability Measures [Line Items]
Value of warrant liability measured with Level 3 inputs			8,531	29,640	29,640
Value of warrant liability measured with Level 3 inputs	27,284		27,284		8,531	29,640
MORINGA ACQUISITION CORP [Member] | Level 3 inputs [Member]
Schedule of Warrant Liability Measures [Line Items]
Value of warrant liability measured with Level 3 inputs			8,531	$ 29,640	29,640
Change in fair value of private warrant liability measured with Level 3 inputs			18,753		(21,109)
Value of warrant liability measured with Level 3 inputs	$ 27,284		$ 27,284		$ 8,531	$ 29,640